INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Capitalized start-up costs	$ 329,224	$ 4,009
Net operating loss carryforwards		2,334
Total deferred tax assets	329,224	6,343
Valuation allowance	(317,149)	(6,343)
Deferred tax liabilities
Accrued expenses & other	(12,075)
Total deferred tax liabilities	(12,075)
Net deferred tax assets	$ 0	$ 0